Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Schedule of Preferred Stock
Information on our preferred stock as of March 31, 2022 and December 31, 2021 is as follows:

					Shares Outstanding at
	Dividend Rate	Extension Dividend Rate	Redemption Date	Maximum Extension Date	March 31, 2022	December 31, 2021
Series 2016 Preferred Stock (1)	6.5%	7.0%	January 31, 2022	January 31, 2023	13,983,810	13,999,560
Series 2017 Preferred Stock (2)	7.5%	8.0%	January 31, 2022	January 31, 2024	—	258,550
Series 2019 Preferred Stock	5.5%	6.0%	December 31, 2023	December 31, 2025	12,733,485	11,186,301

(1)
As of March 31, 2022, we were in the second extension period on our Series 2016 Preferred Stock resulting in an extension dividend rate of 7.0%. Subsequent to March 31, 2022, we fully redeemed our Series 2016 Preferred Stock on April 18, 2022 for approximately $139.8 million.

(2)	We fully redeemed our Series 2017 Preferred Stock immediately after the January 31, 2022 redemption date for approximately $2.6 million.

Information on our preferred stock is as follows:

					Shares Outstanding at
	Dividend Rate	Extension Dividend Rate	Redemption Date	Maximum Extension Date	December 31, 2021	December 31, 2020
Series 2016 Preferred Stock (1)	6.5%	7.0%	January 31, 2022	January 31, 2023	13,999,560	—
Series 2017 Preferred Stock	7.5%	8.0%	January 31, 2022	January 31, 2024	258,550	—
Series 2019 Preferred Stock	5.5%	6.0%	December 31, 2023	December 31, 2025	11,186,301	3,308,326

(1)	As of December 31, 2021, we are currently in the first extension period on our Series 2016 Preferred Stock resulting in an extension dividend rate of 7.0%.